INCOME TAXES (Details 7) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Tax rate	25.00%	25.00%	25.00%
Withholding tax rate for entities classified as non-residents for PRC tax purpose	10.00%
Aggregate accumulated earning	173,749
Provision for withholding tax on dividend	0
Deferred tax liability accrued	0